Summary of significant accounting policies (Revenue by major product line and Foreign Currency translation) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) ¥ / $	Dec. 31, 2020 USD ($) ¥ / $	Dec. 31, 2019 USD ($) ¥ / $	Dec. 31, 2021 $ / $	Dec. 31, 2020 $ / $
Revenues	$ 3,683	$ 4,293	$ 5,115
Foreign exchange	6.38	6.52		0.73	0.77
Foreign Currency Exchange Rate	6.45	6.90	6.89	0.75	0.73
Interest On Loans [Member]
Revenues	$ 1,673	$ 1,667	$ 3,930
Property lease and management
Revenues	1,068	1,130	$ 1,185
Financial technology solution and services (Member)
Revenues	$ 942	$ 1,496